SHAREHOLDERS' EQUITY (Summary Of Stock Options And RSUs Granted) (Details) - Stock Options and Restricted Stock Units [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Number of awards
Outstanding at beginning of year	7,537,708
Granted	141,332
Exercised	(174,638)
Forfeited or expired	(366,019)
Outstanding at end of the period	7,138,383	7,537,708
Options exercisable at end of the period	4,388,313
Vested and expected to vest	6,654,078
Weighted average exercise price
Outstanding at beginning of year	$ 3.84
Granted	3.41
Exercised	1.02
Forfeited or expired	4.96
Outstanding at end of the period	3.84	$ 3.84
Options exercisable at end of the period	5.34
Vested and expected to vest	$ 4.01
Weighted-average remaining contractual term
Outstanding at end of year/period	4 years 4 months 9 days	4 years 11 months 4 days
Options exercisable at end of the period	3 years 8 months 12 days
Vested and expected to vest	4 years 3 months 26 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 6,128
Outstanding at end of the period	5,377	$ 6,128
Options exercisable at end of the period	2,247
Vested and expected to vest	$ 4,832